Organization and operations	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Organization and operations

NOTE 1. ORGANIZATION AND OPERATIONS

Nature of Business

Salarius Pharmaceuticals, LLC (“Salarius”)—is a clinical-stage biotechnology company focused on developing effective cancer treatments for patients who need them most. Salarius’ lead compound, Seclidemstat, is in Phase 1/2 to treat patients with Ewing sarcoma, a devastating pediatric bone cancer with no targeted therapies currently available. Salarius was founded in 2011 from technology licensed from the University of Utah and is located in Houston, Texas.

Liquidity

Salarius has incurred a stockholders’ deficit of $1.3 million from fiscal year 2011 (inception) through December 31, 2018 and will require substantial additional capital to fund its research and development and expenses related to its oncology drug Seclidemstat. Salarius had cash and cash equivalents and restricted cash of $6.1 million at December 31, 2018. Salarius’ operating plan assumes efforts are focused on the support and completion of current clinical trials. Based on Salarius’ implemented operating plan, Salarius believes that its existing cash and cash equivalents and restricted cash will be sufficient to allow Salarius to fund its current operating plan for at least 12 months from the date the financial statements are issued. Management expects Salarius to incur a loss for the foreseeable future. Salarius’ ability to achieve profitability in the future is dependent upon the successful development, approval and commercialization of its drug product candidate, and achieving a level of revenue adequate to support Salarius’ cost structure. Salarius may never achieve profitability, and unless and until it does, Salarius will continue to need to raise additional capital. Management intends to fund future operations through additional private or public debt or equity offerings and may seek additional capital through arrangements with collaborators or from other sources. There can be no assurances, however, that additional funding will be available on terms acceptable to Salarius, or at all. If Salarius is unable to raise additional capital in sufficient amounts or on acceptable terms, Salarius may have to significantly delay, scale back or discontinue the development or commercialization of its drug product candidate or sell or license assets.